Investments in Affiliates (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2023
Investments in Affiliates
Carrying amounts of the VIE assets	$ 1,027,658		$ 1,055,129	$ 46,881,358
Carrying amounts of the VIEs liabilities	9,201,636		9,127,425	5,560,518
Primary beneficiary of a VIE
Investments in Affiliates
Carrying amounts of the VIE assets			8,600,000
Angel Studios, Inc. CIK: 0001671941
Investments in Affiliates
Carrying amounts of the VIE assets	118,582,516		98,524,262	98,258,195
Carrying amounts of the VIEs liabilities	124,538,346		94,672,613	58,582,535
Aggregate purchase price						$ 1,000,000
Impairment of investment in affiliates			1,000,000
Investees' net income (loss)	$ 40,698	$ 24,843	67,608	9,364	$ 67,608
Carrying value of investments from equity method investment			2,600,000	2,600,000
Carrying value of investments from cost method investment			5,600,000	$ 900,000
Impairment of cost method investment			0
Angel Studios, Inc. CIK: 0001671941 | Unconsolidated primary beneficiary
Investments in Affiliates
Equity investment, totaling			0
Angel Studios, Inc. CIK: 0001671941 | Primary beneficiary of a VIE
Investments in Affiliates
Carrying amounts of the VIEs liabilities			8,600,000
Redemption of preferred shares of that VIE			$ 6,000,000